Schedule of Weighted Average Assumptions Valued Using Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 9 months 21 days	2 years 9 months 3 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	150.82%	132.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.45%	0.32%
Dividend yield
Grant date fair value	$ 5.34	$ 3.41